RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2022
Risk Management
SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at September 30, 2022:

September 30, 2022	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	3,773,495	-	-	3,733,495
Vehicle financing	12,259	49,038	111,503	172,800
	3,822,803	49,038	111,503	3,906,295

SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH

In the management of capital, the Company includes the components of equity deficiency, loans and borrowings, other current liabilities, net of cash.

	September 30, 2022	December 31, 2021
Shareholder’s equity (deficiency)	123,359,195	(4,316,964)
Current liabilities	3,773,495	580,486
	127,132,690	(3,736,478)
Cash	(5,756,642)	(1,990,203)
	121,376,048	(5,726,681)